Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2021
Deferred Policy Acquisition Costs Text Blcok [Abstract]
DEFERRED POLICY ACQUISITION COSTS

10. DEFERRED POLICY ACQUISITION COSTS

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Opening balance	55,172	41,713	36,404
Acquisition costs during the year	95,871	84,002	64,675
Charged to consolidated statement of income	(86,201)	(70,543)	(59,366)
Ending balance	64,842	55,172	41,713